Description of Business and General Information (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2017 segment	Dec. 31, 2017 country segment
General Information About Financial Statements [Abstract]
Number of reportable segments | segment	3	2
Number of countries (more than) | country		90